16. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents
Cash and cash equivalents
	12-31-2018	12-31-2017
	ARS 000	ARS 000

Cash at banks and on hand	229,948	130,863